REVENUES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUES
Revenue	¥ 5,952,028	$ 838,326	¥ 4,511,062	¥ 4,259,128
Online recruitment services to enterprise customers
REVENUES
Revenue	5,889,101	$ 829,463	4,461,282	4,219,026
Transferred over time | Online recruitment services to enterprise customers
REVENUES
Revenue	4,340,400		3,331,000	3,043,700
Transferred at point in time | Online recruitment services to enterprise customers
REVENUES
Revenue	¥ 1,548,700		¥ 1,130,200	¥ 1,175,300